NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	$ (2,186,441)	$ 14,690,701	$ 16,064,793
Less:
The dilutive effect arising from the convertible bonds		2,900,645
Numerator for diluted net income (loss) per ordinary share	$ (2,186,441)	$ 11,790,056	$ 16,064,793
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,295,154,791	2,205,186,257	2,117,904,025
Dilutive effect of convertible bonds		80,459,006
Diluted	2,295,154,791	2,335,717,204	2,162,232,325
Net Income (Loss) Per Ordinary Share [Abstract]
Basic	$ 0.00	$ 0.01	$ 0.01
Diluted	$ 0.00	$ 0.01	$ 0.01
Share Options
Weighted average shares used in calculating net income (loss) per ordinary share
Dilutive effect		17,457,965	25,462,481
Restricted Shares Units
Weighted average shares used in calculating net income (loss) per ordinary share
Dilutive effect		32,613,976	18,865,819